SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets
Leased properties under operating lease, cost	$ 53,796
Less: accumulated amortization	(12,561)
Right-of-use assets, net	$ 41,235